Stockholders' Equity (Details 3)	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant-date fair value for options granted during the year | $ / shares	$ 0.88
Vested options in-the-money at December 31, 2016 | shares	175,000
Aggregate intrinsic value of options exercised during the year | $	$ 0